Deferred Tax Assets/(Liabilities) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	P5Y
Unused tax losses for which no deferred tax assets has been recognized	¥ 543	¥ 704
Other deductible temporary differences for which no deferred tax assets has been recognized	¥ 653	¥ 626